CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Common Stock in Treasury	Noncontrolling Interest
Total stockholders' equity, Beginning of Period at Dec. 31, 2016	$ 1,521.2	$ 1.3	$ 1,300.0	$ 1,897.9	$ (779.4)	$ (935.1)	$ 36.5
Shares oustanding, Beginning of Period (in shares) at Dec. 31, 2016		105.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	128.7	$ 0.0	0.0	128.7	0.0	0.0	0.0
Other comprehensive income (loss) – net of tax	539.9	0.0	0.0	0.0	539.9	0.0	0.0
Issuance of Common Stock	21.0	$ 0.0	21.0	0.0	0.0	0.0	0.0
Issuance of Common Stock (in shares)		0.8
Compensation under Stock-based Plans - net	3.8	$ 0.0	0.2	(0.4)	0.0	4.0	0.0
Compensation under Stock-based Plans - net (in shares)		0.2
Dividends	(29.5)	$ 0.0	0.8	(30.3)	0.0	0.0	0.0
Divestiture	(36.0)	$ 0.0	0.0	0.0	0.0	0.0	(36.0)
Acquisition of Treasury Stock (in shares)		(25.8)
Acquisition of Treasury Stock	(926.6)	$ 0.0	0.0	0.0	0.0	(926.6)	0.0
Shares outstanding, End of Period (in shares) at Dec. 31, 2017		80.2
Total stockholders' equity, End of Period at Dec. 31, 2017	1,222.5	$ 1.3	1,322.0	1,995.9	(239.5)	(1,857.7)	0.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	113.7	0.0	0.0	113.7	0.0	0.0	0.0
Other comprehensive income (loss) – net of tax	(42.7)	0.0	0.0	0.0	(42.7)	0.0	0.0
Issuance of Common Stock	17.3	$ 0.0	17.3	0.0	0.0	0.0	0.0
Issuance of Common Stock (in shares)		0.8
Compensation under Stock-based Plans - net	8.0	$ 0.0	6.3	0.0	0.0	1.7	0.0
Compensation under Stock-based Plans - net (in shares)		0.1
Dividends	(30.0)	$ 0.0	0.9	(30.9)	0.0	0.0	0.0
Retirement of treasury stock	0.0	$ (0.5)	(549.2)	(1,332.3)	0.0	1,882.0	0.0
Acquisition of Treasury Stock (in shares)		(11.5)
Acquisition of Treasury Stock	(427.8)	$ 0.0	0.0	0.0	0.0	(427.8)	0.0
Other	0.0	$ 0.0	0.0	2.6	(2.6)	0.0	0.0
Shares outstanding, End of Period (in shares) at Dec. 31, 2018		69.6
Total stockholders' equity, End of Period at Dec. 31, 2018	861.0	$ 0.8	797.3	749.0	(284.8)	(401.8)	0.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	54.4	0.0	0.0	54.4	0.0	0.0	0.0
Other comprehensive income (loss) – net of tax	27.3	0.0	0.0	0.0	27.3	0.0	0.0
Issuance of Common Stock	27.8	$ 0.0	27.8	0.0	0.0	0.0	0.0
Issuance of Common Stock (in shares)		0.9
Compensation under Stock-based Plans - net	1.4	$ 0.0	(1.3)	0.0	0.0	2.7	0.0
Compensation under Stock-based Plans - net (in shares)		0.1
Dividends	(31.4)	$ 0.0	0.6	(32.0)	0.0	0.0	0.0
Divestiture	(0.5)	$ 0.0	0.0	0.0	0.0	0.0	(0.5)
Acquisition of Treasury Stock (in shares)		(0.2)
Acquisition of Treasury Stock	(7.7)	$ 0.0	0.0	0.0	0.0	(7.7)	0.0
Shares outstanding, End of Period (in shares) at Dec. 31, 2019		70.4
Total stockholders' equity, End of Period at Dec. 31, 2019	$ 932.3	$ 0.8	$ 824.4	$ 771.4	$ (257.5)	$ (406.8)	$ 0.0